Fair Value Measurement Hierarchy (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of fair value measurement hierarchy [abstract]
Summary Of fair value measurement hierarchy of the assets and liabilities

The following table provides the fair value measurement hierarchy of the assets and liabilities of the Group:

		As at March 31, 2022		As at March 31, 2023		As at March 31, 2023
Financial assets	Level	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
		(INR)	(INR)	(INR)	(INR)	(USD)	(USD)
Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	3,593	3,593	6,336	6,336	77	77

Financial assets at FVTPL
Investments	Level 2	-	-	926	926	11	11

Financial liabilities at fair value
Liability for put options with non-controlling interests	Level 2	9,546	9,546	5,409	5,409	66	66

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	1,723	1,723	866	866	11	11

Financial liabilities at FVTPL
Derivative instruments
- public share warrants	Level 1	1,543	1,543	915	915	11	11
- private share warrants	Level 2	943	943	394	394	5	5

Summary of fair value hierarchy, Valuation techniques and inputs

Set out below are the fair value hierarchy, valuation techniques and inputs used as at March 31, 2023 and March 31, 2022:

Particulars	Level	Valuation technique	Inputs used
Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	Market value techniques	Forward foreign currency exchange rates, interest rates to discount future cash flows

Financial assets at fair value
Investments	Level 2	Market value techniques	Market value of investments

Financial liabilities at fair value
Liability for put options with non-controlling interests	Level 2	Market value techniques	Volume Weight Average Price of the Company shares over 30 trading days

Financial liabilities at FVTPL
Derivative instruments
- public share warrants	Level 1	Market value techniques	Market value of warrants
- private share warrants	Level 2	Black Scholes method	Interest rates to discount future cash flows, share price and public share warrant price

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	Market value techniques	Forward foreign currency exchange rates, interest rates to discount future cash flows